Warrants Liability (Details) - Warranty Liability Member - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Share Price	$ 0.92	$ 0.79
Exercise price	$ 4.26	$ 4.26
Risk free interest rate	3.91%	4.07%
Expected life (years)	1 year 7 months 6 days	2 years 7 months 6 days
Expected volatility	66.00%	96.00%